UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.3% (0.9% of Total Investments)
$ 550	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$531,278
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 15.2% (10.1% of Total Investments)
690	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Adjustable	9/08 at 100.00	AAA	374,103
	Rate, 5.800%, 11/01/41 (4)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,317,613
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AAA	1,187,009
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – MBIA Insured
270	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/08 at 101.00	A–	271,261
	Series 1998A, 5.375%, 5/15/28
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	532,975
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	551,248
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AAA	2,075,800
	AMBAC Insured

6,445	Total Education and Civic Organizations			6,310,009

	Health Care – 27.1% (18.1% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,024,176
	2007A, 5.000%, 1/01/25
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	988,310
	2008A, 5.000%, 1/01/35 (WI/DD, Settling 5/01/08)
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/20	4/14 at 100.00	A–	629,113
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	422,142
	Network, Series 2005B, 5.000%, 12/01/37
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	683,413
	Network, Series 2007, 5.000%, 12/01/42
390	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	391,786
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,858,398
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,950,183
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	2,022,340
	Hospital, Series 1998, 5.250%, 11/15/37
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	274,728
	5.000%, 4/01/16
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,008,390
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

11,370	Total Health Care			11,252,979

	Housing/Multifamily – 4.6% (3.1% of Total Investments)
1,545	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	1,577,615
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
	Minimum Tax)
380	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	347,103
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
	Minimum Tax)

1,925	Total Housing/Multifamily			1,924,718

	Housing/Single Family – 7.6% (5.1% of Total Investments)
1,175	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,142,993
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
2,130	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	2,013,638
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

3,305	Total Housing/Single Family			3,156,631

	Tax Obligation/Limited – 33.2% (22.1% of Total Investments)
154	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	137,775
	2005, 5.500%, 7/15/29
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	Aaa	2,251,867
	2002, 5.000%, 7/15/27 – AMBAC Insured
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
255	5.700%, 7/01/27	1/17 at 100.00	N/R	234,131
155	5.800%, 7/01/32	1/17 at 100.00	N/R	140,021
320	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	334,758
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
800	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A3	725,168
	2003, 5.350%, 7/15/28 – ACA Insured
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	542,530
	8/01/23 – MBIA Insured
785	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	702,465
	4.600%, 1/01/26
290	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	274,328
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	AAA	2,077,160
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	647,763
	2006, 5.300%, 7/15/31
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	388,671
	Bonds, Series 2007, 5.800%, 7/15/32
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	137,834
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,184,250
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	1,119,649
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	616,209
	Bonds, Series 2007, 5.900%, 7/15/32
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	1,244,013
	2005, 5.750%, 7/15/24
665	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	629,516
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	365,602
	Bonds Series 2006, 5.250%, 7/15/31

14,144	Total Tax Obligation/Limited			13,753,710

	Transportation – 13.9% (9.3% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,032,770
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	2,290,086
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%, 6/01/20 –	6/11 at 100.00	AAA	2,432,139
	AMBAC Insured (Alternative Minimum Tax)

5,750	Total Transportation			5,754,995

	U.S. Guaranteed – 23.4% (15.6% of Total Investments) (5)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (5)	328,770
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	1,122,590
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Series 1999A:
350	6.125%, 11/15/22 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (5)	369,562
520	6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (5)	550,040
660	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18 (Pre-refunded 7/01/12)	7/12 at 100.00	AAA	713,902
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,732,973
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (5)	1,386,800
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AAA	3,025,725
	(Pre-refunded 7/01/13)
440	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20 (Pre-refunded 7/01/11)	7/11 at 100.00	AA (5)	470,734

8,865	Total U.S. Guaranteed			9,701,096

	Utilities – 10.1% (6.7% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	1,230,913
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A–	1,623,065
	XLCA Insured
270	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	281,264
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	AA–	1,045,937

4,345	Total Utilities			4,181,179

	Water and Sewer – 13.6% (9.0% of Total Investments)
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	416,858
	2003, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AA–	1,033,270
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AA	2,082,619
	2002, 5.000%, 7/01/18 – FGIC Insured
920	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	957,012
	2005, 5.000%, 7/01/23 – MBIA Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
425	4.700%, 4/01/22	4/14 at 100.00	N/R	391,395
490	4.900%, 4/01/32	4/17 at 100.00	N/R	430,725
330	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	313,084
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

5,570	Total Water and Sewer			5,624,963

$ 62,269	Total Investments (cost $62,845,863) – 150.0%			62,191,558

	Other Assets Less Liabilities – 3.1%			1,267,257

	Preferred Shares, at Liquidation Value – (53.1)% (6)			(22,000,000)

	Net Assets Applicable to Common Shares – 100%			$41,458,815

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to
BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on
“negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.4)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $62,886,535.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,090,421
Depreciation	(1,785,398)

Net unrealized appreciation (depreciation) of investments	$ (694,977)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008